STOCKHOLDERS' EQUITY (DEFICIENCY) AND STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders Equity and Share Based Compensation Disclosure [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value

The following table summarizes the weighted average of fair value and the significant assumptions used in applying the Black-Scholes model for options granted in 2012 and 2011:

	2012	2011
Weighted average of fair value for options granted	$0.36	$0.27
Weighted average assumptions used:
Expected dividend yield	0.0%	0.0%
Expected volatility	85.0%	81.5%
Risk-free interest rate	0.7%	1.9%
Expected life (in years)	2.3	5.0

Schedule of Nonvested Share Activity

The Company’s stock option activity for the years ending December 31, 2012 and 2011, is summarized below (all share amounts for options granted by AbTech have been restated to give effect to the merger exchange ratio and reflect the equivalent number of ABHD shares):

AbTech Options

	Number of AbTech Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at December 31, 2010	5,329,107	$0.70	6.6
Forfeited or expired	(2,629,949)	0.70
Outstanding at December 31, 2011	2,699,158	0.70	3.5
Expired	(1,117,994)	0.70
Outstanding at December 31, 2012	1,581,164	$0.70	4.2

As of December 31, 2012, there were 1,581,164 stock options outstanding and exercisable with a weighted average remaining life of 4.2 years and an intrinsic value of $0.

ABHD Options

	Number of ABHD Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at December 31, 2010	640,000	$0.55	4.9
Granted	4,734,300	0.42
Outstanding at December 31, 2011	5,374,300	0.44	9.6
Granted	2,662,494	0.80
Expired	(40,000)	0.42
Outstanding at December 31, 2012	7,996,794	$0.56	6.9

Schedule Of Nonvested Warrants Activity

The following table summarizes the activity of the shares and weighted-average grant date fair value of the Company’s non-vested common stock options during the years ending December 31, 2012 and 2011:

	Non-vested AbTech Shares		Non-vested ABHD Shares
	Number of Shares	Weighted- average grant date fair value	Number of Shares	Weighted -average grant date fair value
Non-vested at December 31, 2010	2,502,178	$0.18	640,000	$0.12
Granted	-		4,734,300	0.27
Vested	(399,284)	0.10	(320,000)	0.12
Forfeited or expired	(2,102,894)	0.20	-
Non-vested at December 31, 2011	-	-	5,054,300	0.27
Granted			2,662,494	0.36
Vested			(2,442,408)	0.26
Expired			(40,000)	0.27
Non-vested at December 31, 2012	-	$-	5,234,386	$0.32

Common Stock For Future Issuance

A summary of common stock warrants outstanding at December 31 is as follows:

	AbTech Warrants		ABHD Warrants
	Number of Warrants	Weighted-average Exercise Price	Number of Warrants	Weighted-average Exercise Price
Outstanding at December 31, 2010	5,066,698	$0.79	-	-
Granted	-	-	4,196,666	$0.59
Exercised	-	-	-	-
Forfeited or expired	(3,306,069)	0.80	-	-
Outstanding at December 31, 2011	1,760,629	0.77	4,196,666	0.59
Granted	-	-	2,835,923	0.67
Exercised for cash	-	-	(366,666)	0.60
Exercised-cashless	-	-	(450,000)	0.60
Expired	(86,954)	0.70	-	0.60
Outstanding at December 31, 2012	1,673,675	$0.77	6,215,925	$0.64

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award

As of December 31, 2012, ABHD common shares reserved for future issuance were as follows (all shares are stated in ABHD share equivalents):

Conversion of convertible AbTech preferred stock	6,563,943
Shares issuable upon conversion of debt	3,335,367
Stock options outstanding	9,577,958
Warrants to purchase common stock	7,889,600
27,366,868